Shareholder Fees - FidelityFreedomBlendFunds-RetailComboPRO	May 30, 2024 USD ($)
FidelityFreedomBlendFunds-RetailComboPRO | Fidelity Freedom Blend 2015 Fund
Shareholder Fees:
(fees paid directly from your investment)	none